INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Corporate Income Tax - Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

Pagaya has received an approval from the Israeli Tax authorities for Preferred Technological Enterprise (“PTE”) status and received approval on November 18, 2021. The Company is eligible for PTE status which is implemented commencing 2020. Income from a PTE is subject to 12% tax rate.

Foreign Exchange Regulations in Israel

Under the Foreign Exchange Regulations, the Company calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. The components of loss before income taxes are as follows (in thousands):

	December 31,
	2024	2023	2022
Domestic (Israel)	$(8,480)	$(53,292)	$(225,429)
Foreign	(412,642)	(127,876)	(50,945)
Total loss before income taxes	$(421,122)	$(181,168)	$(276,374)

The income tax expense (benefit) consists of (in thousands):

	December 31,
	2024	2023	2022
Current:
Domestic	$(247)	$593	$(4,063)
Foreign	24,741	16,601	14,233
Total current	24,494	17,194	10,170
Deferred:
Domestic	82	(461)	6,233
Foreign	—	(1,162)	(3)
Total deferred	82	(1,623)	6,230
Total income tax provision	$24,576	$15,571	$16,400

Effective Tax Rate

A reconciliation of the Company’s effective tax rate to the statutory tax rate of the Company is as follows (in thousands):

	December 31,
	2024	2023	2022
Loss before income taxes	$(421,122)	$(181,168)	$(276,374)
Israel statutory income tax rate	23%	23%	23%
Theoretical income taxes at statutory rate	(96,858)	(41,669)	(63,566)
Preferred technological enterprise benefit	949	5,891	24,859
Deferred tax assets for which valuation allowance was provided	82,602	16,067	36,851
Permanent differences	10,033	7,643	17,792
Uncertain tax positions	9,035	13,500	7,580
Prior year taxes	(1,416)	(2,312)	(4,506)
Subsidiaries taxed at a different tax rate	17,594	16,443	(2,524)
Reduction in valuation allowance	—	(1,162)	—
Other	2,637	1,170	(86)
Income tax	$24,576	$15,571	$16,400
Effective tax rate	NM*	NM*	NM*
*NM = Not meaningful.

Deferred Tax Assets and Liabilities

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2024 and 2023, a valuation allowance was provided reducing the deferred tax assets due to uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.
As of December 31, 2024 and 2023, deferred tax liabilities presented in the balance sheet are comprised as follows (in thousands):

	December 31,
	2024	2023
Carry forward tax losses	$13,912	$14,608
Research and development cost	8,930	5,777
Compensations and benefits	9,748	27,507
Operating lease liability	5,525	7,111
Initial public offering costs	—	1,551
Investments credit loss	96,324	13,425
Interest expense	8,082	—
Other comprehensive income	2,715	—
Capital loss	948	948
Equity method and other investments	1,062	—
Other	983	794
Deferred tax assets before valuation allowance	148,229	71,721
Valuation allowance	140,020	61,334
Deferred tax assets	8,209	10,387

Intangible assets	(1,838)	(687)
Right-of-use assets	(5,401)	(7,694)
Equity method investments	(904)	(1,327)
Property and equipment	(246)	(666)
Other	(9)	(120)
Deferred tax liabilities	(8,398)	(10,494)
Deferred tax liabilities, net	$(189)	$(107)

As of December 31, 2024 the Company has an accumulated tax loss carry forward of approximately $58.5 million in Israel and $26.3 million federal losses in the U.S which can be offset with the limitation as described in Section 382 of the IRS Code due to U.S subsidiary prior change in ownership. These losses do not have an expiration date.

Uncertain Tax Positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2024	2023
Uncertain tax positions, beginning of the year	$22,135	$7,770
(Decrease) increase in tax positions for prior years	(13,001)	865
Increases related to current year tax positions	21,622	13,082
Revaluation	414	418
Uncertain tax positions, end of year	$31,170	$22,135

As of December 31, 2024 and 2023, unrecognized tax benefits of $31.2 million and $22.1 million, respectively, if recognized, would affect our effective tax rate in a future period. The Company currently does not expect uncertain tax positions to change significantly over the next twelve months.

The Company accrued and due to interest and penalties related to uncertain tax positions as of Interest and penalties recorded during the years ended December 31, 2024, 2023, and 2022 were immaterial.
Tax Assessments

As of December 31, 2024, the Company has final tax assessments in Israel through 2019 and in the U.S. through 2020.